Supplement Dated October 26, 2009 to your Prospectus

Separate Account Eleven:

333-72042	PremierSolutions (Connecticut)
PremierSolutions (Chicago)
PremierSolutions (Standard)
PremierSolutions (New Jersey)
PremierSolutions (Standard — Series II)
PremierSolutions (Cornerstone)
PremierSolutions (Standard —Series A)
PremierSolutions (Standard — Series A-II)
PremierSolutions (Cornerstone — Series II)

Supplement Dated October 26, 2009 to your Prospectus

In the section entitled “The Contracts”, the following information is added after the second bullet point under the subsection entitled “The Contracts Offered:”

•                  Qualified governmental excess benefit plans under Section 415(m) of the Code;

This supplement should be retained with the prospectus for future reference.